Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0000859796
Registrant Name	JAPAN SMALLER CAPITALIZATION FUND, INC.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A